Note 13 - Investment in Subsidiaries	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
1 3 .	Investment in subsidiaries

The principal operating undertakings in which the Group’s interest at
June 30, 2019
is
20%
or more are as follows:

Subsidiary undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoRex, LLC	100%
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
Innovative Solar Ventures I, LLC	50%

VivoPower Pty Limited	100%
VivoPower WA Pty Limited	100%
VVP Project 1 Pty Limited	100%
Amaroo Solar Pty Limited	100%
SC Tco Pty Limited	100%
SC Hco Pty Limited	100%
SC Fco Pty Limited	100%
SC Oco Pty Limited	100%	153 Walker St, North Sydney NSW, Australia 2060
VVPR-ITP TopCo Pty Limited	50%
VVPR-ITP ProjectCo 1 Pty Limited	20%
Aevitas O Holdings Pty Limited	100%
Aevitas Group Limited	99.9%
Aevitas Holdings Pty Limited	100%
Electrical Engineering Group Pty Limited	100%
JA Martin Electrical Limited	100%
Kenshaw Electrical Pty Limited	100%
VivoPower Singapore Pte Limited	100%	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower RE Solutions Inc.	64%	Street, E-Square Zone, Crescent Park West,
V.V.P. Holdings Inc. *	40%	Bonifacio Global City, Taguig, Metro Manila

* V.V.P. Holdings Inc. is controlled of VivoPower Singapore Pte Limited notwithstanding only owning
40%
of the ordinary share capital.